Bank indebtedness - (Details) € in Thousands, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 EUR (€)	May 31, 2020 EUR (€)
Statement [line items]
Maximum borrowing capacity | $	$ 1,000
Adjustment to interest rate	75	75
Line of credit One [Member] | Cc Pharma Gmbh [Member]
Statement [line items]
Maximum borrowing capacity			€ 3,500
Adjustment to interest rate basis (as a percent)	1.79%		1.79%
Line of credit Two [Member]
Statement [line items]
Maximum borrowing capacity			€ 3,500
Line of credit Two [Member] | Cc Pharma Gmbh [Member]
Statement [line items]
Adjustment to interest rate basis (as a percent)	3.682%		3.682%
Line of credit [Member] | Cc Pharma Gmbh [Member]
Statement [line items]
Maximum borrowing capacity			€ 7,000
Proceeds from line of credit	$ 537	€ 351